Annual Report

September 30, 2020

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2020, with a 12-month total return of 14.98% based on net asset value (“NAV”), as compared to the Index return of 15.15%

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust

Annual Report

September  30, 2020

SPDR S&P 500® ETF Trust

Schedule of Investments

September 30, 2020

Common Stocks	Shares	Value

3M Co.	6,085,208	$974,728,617
Abbott Laboratories	18,674,697	2,032,367,275
AbbVie, Inc.	18,644,080	1,633,034,967
ABIOMED, Inc.(a)	472,866	131,012,254
Accenture PLC Class A	6,710,434	1,516,490,980
Activision Blizzard, Inc.	8,151,088	659,830,574
Adobe, Inc.(a)	5,059,398	2,481,280,561
Advance Auto Parts, Inc.	730,107	112,071,425
Advanced Micro Devices, Inc.(a)	12,383,223	1,015,300,454
AES Corp.	6,944,979	125,773,570
Aflac, Inc.	6,992,929	254,192,969
Agilent Technologies, Inc.	3,261,721	329,238,118
Air Products & Chemicals, Inc.	2,321,062	691,351,527
Akamai Technologies, Inc.(a)	1,703,846	188,343,137
Alaska Air Group, Inc.	1,296,337	47,484,824
Albemarle Corp.	1,123,991	100,349,916
Alexandria Real Estate Equities, Inc. REIT	1,236,947	197,911,520
Alexion Pharmaceuticals, Inc.(a)	2,333,509	267,023,435
Align Technology, Inc.(a)	756,373	247,606,265
Allegion PLC	984,886	97,415,074
Alliant Energy Corp.	2,533,989	130,880,532
Allstate Corp.	3,323,365	312,861,581
Alphabet, Inc. Class A(a)	3,169,146	4,644,700,378
Alphabet, Inc. Class C(a)	3,096,513	4,550,635,505
Altria Group, Inc.	19,658,954	759,621,983
Amazon.com, Inc.(a)	4,490,668	14,139,901,052
Amcor PLC	16,652,547	184,010,644
Ameren Corp.	2,561,098	202,531,630
American Airlines Group, Inc.	5,251,457	64,540,407
American Electric Power Co., Inc.	5,197,597	424,799,603
American Express Co.	6,878,880	689,607,720
American International Group, Inc.	9,138,328	251,578,170
American Tower Corp. REIT	4,689,709	1,133,643,357
American Water Works Co., Inc.	1,895,570	274,630,182
Ameriprise Financial, Inc.	1,268,591	195,502,559
AmerisourceBergen Corp.	1,550,441	150,268,742
AMETEK, Inc.	2,384,650	237,034,210
Amgen, Inc.	6,177,622	1,570,104,408

Common Stocks	Shares	Value

Amphenol Corp. Class A	3,119,012	$337,695,429
Analog Devices, Inc.	3,875,298	452,402,289
ANSYS, Inc.(a)	900,343	294,619,240
Anthem, Inc.	2,652,792	712,513,403
AO Smith Corp.	1,458,677	77,018,146
Aon PLC Class A	2,443,417	504,076,927
Apache Corp.	3,938,057	37,293,400
Apartment Investment & Management Co. Class A REIT	1,566,726	52,830,001
Apple, Inc.	169,565,193	19,637,345,001
Applied Materials, Inc.	9,632,879	572,674,657
Aptiv PLC	2,848,168	261,120,042
Archer-Daniels-Midland Co.	5,853,642	272,135,817
Arista Networks, Inc.(a)	573,113	118,594,273
Arthur J Gallagher & Co.	2,005,695	211,761,278
Assurant, Inc.	638,166	77,415,917
AT&T, Inc.	75,150,492	2,142,540,527
Atmos Energy Corp.	1,259,463	120,392,068
Autodesk, Inc.(a)	2,313,022	534,331,212
Automatic Data Processing, Inc.	4,553,764	635,204,540
AutoZone, Inc.(a)	246,903	290,762,849
AvalonBay Communities, Inc. REIT	1,467,951	219,223,802
Avery Dennison Corp.	878,567	112,316,005
Baker Hughes Co.	6,846,882	90,995,062
Ball Corp.	3,450,814	286,831,660
Bank of America Corp.	80,418,040	1,937,270,584
Bank of New York Mellon Corp.	8,522,732	292,670,617
Baxter International, Inc.	5,369,133	431,785,676
Becton Dickinson and Co.	3,057,431	711,403,045
Berkshire Hathaway, Inc. Class B(a)	20,907,256	4,451,991,093
Best Buy Co., Inc.	2,401,886	267,305,893
Bio-Rad Laboratories, Inc. Class A(a)	226,063	116,526,434
Biogen, Inc.(a)	1,669,824	473,695,672
BlackRock, Inc.	1,495,809	842,963,162
Boeing Co.	5,596,296	924,843,877
Booking Holdings, Inc.(a)	432,971	740,674,830
BorgWarner, Inc.	2,163,654	83,819,956
Boston Properties, Inc. REIT	1,516,139	121,745,962

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2020

Common Stocks	Shares	Value

Boston Scientific Corp.(a)	15,114,326	$577,518,396
Bristol-Myers Squibb Co.	23,773,273	1,433,290,629
Broadcom, Inc.	4,228,999	1,540,708,916
Broadridge Financial Solutions, Inc.	1,203,961	158,922,852
Brown-Forman Corp. Class B	1,917,389	144,417,739
C.H. Robinson Worldwide, Inc.	1,423,216	145,438,443
Cabot Oil & Gas Corp.	4,302,968	74,699,524
Cadence Design Systems, Inc.(a)	2,950,411	314,602,325
Campbell Soup Co.	2,135,256	103,282,333
Capital One Financial Corp.	4,816,570	346,118,720
Cardinal Health, Inc.	3,084,964	144,839,060
CarMax, Inc.(a)	1,732,786	159,260,361
Carnival Corp.	5,462,479	82,920,431
Carrier Global Corp.	8,566,617	261,624,483
Catalent, Inc.(a)	1,731,187	148,293,478
Caterpillar, Inc.	5,725,734	853,993,226
Cboe Global Markets, Inc.	1,173,130	102,930,426
CBRE Group, Inc. Class A(a)	3,521,598	165,409,458
CDW Corp.	1,515,598	181,159,429
Celanese Corp.	1,275,141	137,013,900
Centene Corp.(a)	6,122,039	357,098,535
CenterPoint Energy, Inc.	5,762,319	111,500,873
CenturyLink, Inc.	10,095,902	101,867,651
Cerner Corp.	3,219,534	232,740,113
CF Industries Holdings, Inc.	2,300,715	70,654,958
Charles Schwab Corp.	12,232,760	443,192,895
Charter Communications, Inc. Class A(a)	1,577,632	984,978,763
Chevron Corp.	19,695,417	1,418,070,024
Chipotle Mexican Grill, Inc.(a)	294,925	366,801,172
Chubb, Ltd.	4,769,086	553,786,266
Church & Dwight Co., Inc.	2,575,508	241,350,855
Cigna Corp.	3,872,979	656,121,372
Cincinnati Financial Corp.	1,597,757	124,577,113
Cintas Corp.	917,082	305,232,402
Cisco Systems, Inc.	44,651,886	1,758,837,790
Citigroup, Inc.	22,024,051	949,456,839
Citizens Financial Group, Inc.	4,591,115	116,063,387

Common Stocks	Shares	Value

Citrix Systems, Inc.	1,302,998	$179,435,855
Clorox Co.	1,320,384	277,505,105
CME Group, Inc.	3,770,040	630,765,392
CMS Energy Corp.	2,987,337	183,452,365
Coca-Cola Co.	40,775,423	2,013,082,634
Cognizant Technology Solutions Corp. Class A	5,757,982	399,719,110
Colgate-Palmolive Co.	9,011,932	695,270,554
Comcast Corp. Class A	48,082,101	2,224,277,992
Comerica, Inc.	1,520,690	58,166,393
Conagra Brands, Inc.	5,099,230	182,093,503
Concho Resources, Inc.	2,103,879	92,823,141
ConocoPhillips	11,345,571	372,588,552
Consolidated Edison, Inc.	3,500,049	272,303,812
Constellation Brands, Inc. Class A	1,760,027	333,542,717
Cooper Cos., Inc.	516,166	174,009,882
Copart, Inc.(a)	2,159,579	227,101,328
Corning, Inc.	8,114,733	262,998,497
Corteva, Inc.	7,872,195	226,797,938
Costco Wholesale Corp.	4,657,075	1,653,261,625
Crown Castle International Corp. REIT	4,408,474	734,010,921
CSX Corp.	8,098,199	628,987,116
Cummins, Inc.	1,560,696	329,556,567
CVS Health Corp.	13,827,873	807,547,783
D.R. Horton, Inc.	3,490,884	264,015,557
Danaher Corp.	6,656,508	1,433,345,868
Darden Restaurants, Inc.	1,373,983	138,415,047
DaVita, Inc.(a)	848,829	72,702,204
Deere & Co.	3,311,070	733,832,444
Delta Air Lines, Inc.	6,727,860	205,737,959
DENTSPLY SIRONA, Inc.	2,340,459	102,348,272
Devon Energy Corp.	4,086,315	38,656,540
DexCom, Inc.(a)	1,009,752	416,250,067
Diamondback Energy, Inc.	1,695,807	51,077,707
Digital Realty Trust, Inc. REIT	2,838,426	416,567,400
Discover Financial Services	3,232,053	186,748,022
Discovery, Inc. Class A(a)	1,656,564	36,063,398
Discovery, Inc. Class C(a)	3,346,989	65,600,984
DISH Network Corp. Class A(a)	2,692,712	78,169,429
Dollar General Corp.	2,626,572	550,582,023

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2020

Common Stocks	Shares	Value

Dollar Tree, Inc.(a)	2,493,200	$227,728,888
Dominion Energy, Inc.	8,878,571	700,785,609
Domino’s Pizza, Inc.	406,386	172,827,838
Dover Corp.	1,530,088	165,769,734
Dow, Inc.	7,802,489	367,107,107
DTE Energy Co.	2,019,859	232,364,579
Duke Energy Corp.	7,774,243	688,486,960
Duke Realty Corp. REIT	3,880,306	143,183,291
DuPont de Nemours, Inc.	7,794,597	432,444,242
DXC Technology Co.	2,694,087	48,089,453
E*TRADE Financial Corp.	2,386,749	119,456,787
Eastman Chemical Co.	1,441,437	112,605,058
Eaton Corp. PLC	4,231,553	431,745,353
eBay, Inc.	6,986,976	364,021,450
Ecolab, Inc.	2,615,312	522,643,950
Edison International	3,998,487	203,283,079
Edwards Lifesciences Corp.(a)	6,563,537	523,901,523
Electronic Arts, Inc.(a)	3,072,013	400,621,215
Eli Lilly & Co.	8,373,374	1,239,426,819
Emerson Electric Co.	6,320,938	414,463,905
Entergy Corp.	2,094,973	206,417,690
EOG Resources, Inc.	6,121,674	220,012,964
Equifax, Inc.	1,265,806	198,604,961
Equinix, Inc. REIT	936,438	711,814,617
Equity Residential REIT	3,611,786	185,392,975
Essex Property Trust, Inc. REIT	688,641	138,272,226
Estee Lauder Cos., Inc. Class A	2,377,680	518,928,660
Etsy, Inc.(a)	1,258,536	153,075,734
Everest Re Group, Ltd.	422,918	83,543,222
Evergy, Inc.	2,406,370	122,291,723
Eversource Energy	3,558,292	297,295,297
Exelon Corp.	10,224,961	365,644,605
Expedia Group, Inc.	1,456,039	133,504,216
Expeditors International of Washington, Inc.	1,791,695	162,184,231
Extra Space Storage, Inc. REIT	1,365,487	146,093,454
Exxon Mobil Corp.	44,597,143	1,531,019,919
F5 Networks, Inc.(a)	628,948	77,215,946
Facebook, Inc. Class A(a)	25,359,393	6,641,625,027
Fastenal Co.	6,001,005	270,585,315
Federal Realty Investment Trust REIT	734,755	53,960,407
FedEx Corp.	2,542,337	639,448,602
Fidelity National Information Services, Inc.	6,535,939	962,155,580

Common Stocks	Shares	Value

Fifth Third Bancorp	7,492,493	$159,739,951
First Republic Bank	1,772,443	193,302,634
FirstEnergy Corp.	5,690,046	163,361,221
Fiserv, Inc.(a)	5,862,372	604,117,435
FleetCor Technologies, Inc.(a)	886,127	210,986,839
FLIR Systems, Inc.	1,412,621	50,642,463
Flowserve Corp.	1,346,204	36,737,907
FMC Corp.	1,367,044	144,783,630
Ford Motor Co.	41,072,176	273,540,692
Fortinet, Inc.(a)	1,419,356	167,214,330
Fortive Corp.	3,555,121	270,935,771
Fortune Brands Home & Security, Inc.	1,472,461	127,397,326
Fox Corp. Class A	3,695,710	102,851,609
Fox Corp. Class B(a)	1,682,916	47,071,161
Franklin Resources, Inc.	2,974,956	60,540,355
Freeport-McMoRan, Inc.	15,273,560	238,878,478
Gap, Inc.	2,269,914	38,656,635
Garmin, Ltd.	1,521,627	144,341,537
Gartner, Inc.(a)	935,366	116,873,982
General Dynamics Corp.	2,465,593	341,312,039
General Electric Co.	91,830,719	572,105,379
General Mills, Inc.	6,358,986	392,222,256
General Motors Co.	13,241,054	391,802,788
Genuine Parts Co.	1,531,727	145,774,459
Gilead Sciences, Inc.	13,223,542	835,595,619
Global Payments, Inc.	3,161,496	561,418,460
Globe Life, Inc.	1,057,971	84,531,883
Goldman Sachs Group, Inc.	3,629,064	729,332,992
Halliburton Co.	9,267,879	111,677,942
Hanesbrands, Inc.	3,818,172	60,136,209
Hartford Financial Services Group, Inc.	3,794,761	139,874,890
Hasbro, Inc.	1,343,310	111,118,603
HCA Healthcare, Inc.	2,783,775	347,081,067
Healthpeak Properties, Inc. REIT	5,694,507	154,605,865
Henry Schein, Inc.(a)	1,544,076	90,760,787
Hershey Co.	1,560,579	223,693,394
Hess Corp.	2,883,339	118,015,065
Hewlett Packard Enterprise Co.	13,649,309	127,894,025
Hilton Worldwide Holdings, Inc.	2,924,785	249,542,656
HollyFrontier Corp.	1,562,258	30,792,105
Hologic, Inc.(a)	2,730,612	181,503,780
Home Depot, Inc.	11,353,901	3,153,091,847
Honeywell International, Inc.	7,402,039	1,218,449,640

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2020

Common Stocks	Shares	Value

Hormel Foods Corp.	2,931,898	$143,340,493
Host Hotels & Resorts, Inc. REIT	7,565,639	81,633,245
Howmet Aerospace, Inc.	4,079,831	68,214,774
HP, Inc.	14,486,822	275,104,750
Humana, Inc.	1,392,301	576,259,461
Huntington Bancshares, Inc.	10,938,169	100,303,010
Huntington Ingalls Industries, Inc.	430,454	60,586,401
IDEX Corp.	786,502	143,465,830
IDEXX Laboratories, Inc.(a)	902,566	354,807,720
IHS Markit, Ltd.	3,934,303	308,882,129
Illinois Tool Works, Inc.	3,041,434	587,635,463
Illumina, Inc.(a)	1,545,854	477,792,554
Incyte Corp.(a)	1,960,603	175,944,513
Ingersoll Rand, Inc.(a)	3,915,028	139,374,997
Intel Corp.	44,789,665	2,319,208,854
Intercontinental Exchange, Inc.(b)	5,919,844	592,280,392
International Business Machines Corp.	9,392,881	1,142,831,831
International Flavors & Fragrances, Inc.	1,125,303	137,793,352
International Paper Co.	4,139,271	167,806,046
Interpublic Group of Cos., Inc.	4,061,952	67,712,740
Intuit, Inc.	2,758,711	899,919,115
Intuitive Surgical, Inc.(a)	1,233,753	875,397,104
Invesco, Ltd.	3,925,616	44,791,279
IPG Photonics Corp.(a)	372,964	63,392,691
IQVIA Holdings, Inc.(a)	2,017,378	317,999,294
Iron Mountain, Inc. REIT	3,010,743	80,657,805
J.M. Smucker Co.	1,192,960	137,810,739
Jack Henry & Associates, Inc.	802,646	130,502,213
Jacobs Engineering Group, Inc.	1,376,071	127,658,107
JB Hunt Transport Services, Inc.	900,505	113,805,822
Johnson & Johnson	27,769,579	4,134,334,922
Johnson Controls International PLC	7,869,731	321,478,511
JPMorgan Chase & Co.	32,144,491	3,094,550,149
Juniper Networks, Inc.	3,530,776	75,911,684
Kansas City Southern	1,005,215	181,773,028
Kellogg Co.	2,620,251	169,242,012
KeyCorp	10,391,506	123,970,667
Keysight Technologies, Inc.(a)	1,969,163	194,513,921

Common Stocks	Shares	Value

Kimberly-Clark Corp.	3,609,929	$533,042,116
Kimco Realty Corp. REIT	4,374,251	49,254,066
Kinder Morgan, Inc.	20,393,577	251,452,804
KLA Corp.	1,639,873	317,708,995
Kraft Heinz Co.	6,834,266	204,686,267
Kroger Co.	8,205,051	278,233,279
L Brands, Inc.	2,359,491	75,055,409
L3Harris Technologies, Inc.	2,283,642	387,853,757
Laboratory Corp. of America Holdings(a)	1,021,695	192,354,518
Lam Research Corp.	1,522,879	505,215,108
Lamb Weston Holdings, Inc.	1,537,047	101,860,105
Las Vegas Sands Corp.	3,464,241	161,641,485
Leggett & Platt, Inc.	1,361,005	56,032,576
Leidos Holdings, Inc.	1,403,561	125,127,463
Lennar Corp. Class A	2,896,520	236,587,754
Lincoln National Corp.	1,915,995	60,028,123
Linde PLC	5,541,207	1,319,527,623
Live Nation Entertainment, Inc.(a)	1,487,688	80,156,629
LKQ Corp.(a)	2,952,828	81,881,920
Lockheed Martin Corp.	2,594,619	994,465,570
Loews Corp.	2,560,501	88,977,410
Lowe’s Cos., Inc.	7,987,340	1,324,780,212
LyondellBasell Industries NV Class A	2,701,282	190,413,368
M&T Bank Corp.	1,353,034	124,600,901
Marathon Oil Corp.	8,474,125	34,659,171
Marathon Petroleum Corp.	6,831,286	200,429,931
MarketAxess Holdings, Inc.	396,583	190,990,407
Marriott International, Inc. Class A	2,804,987	259,685,696
Marsh & McLennan Cos., Inc.	5,342,462	612,780,391
Martin Marietta Materials, Inc.	655,840	154,358,502
Masco Corp.	2,790,797	153,856,639
Mastercard, Inc. Class A	9,317,171	3,150,787,717
Maxim Integrated Products, Inc.	2,847,721	192,534,417
McCormick & Co., Inc.	1,283,869	249,198,973
McDonald’s Corp.	7,848,478	1,722,662,436
McKesson Corp.	1,700,239	253,216,594
Medtronic PLC	14,187,228	1,474,336,734
Merck & Co., Inc.	26,694,350	2,214,296,333
MetLife, Inc.	8,137,470	302,469,760

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2020

Common Stocks	Shares	Value

Mettler-Toledo International, Inc.(a)	252,989	$244,324,127
MGM Resorts International	4,318,449	93,926,266
Microchip Technology, Inc.	2,662,631	273,611,962
Micron Technology, Inc.(a)	11,766,433	552,551,694
Microsoft Corp.	79,819,345	16,788,402,834
Mid-America Apartment Communities, Inc. REIT	1,194,423	138,493,347
Mohawk Industries, Inc.(a)	630,929	61,572,361
Molson Coors Brewing Co. Class B	1,970,710	66,137,028
Mondelez International, Inc. Class A	15,065,292	865,501,025
Monster Beverage Corp.(a)	3,893,821	312,284,444
Moody’s Corp.	1,708,614	495,241,768
Morgan Stanley	12,668,633	612,528,406
Mosaic Co.	3,672,259	67,092,172
Motorola Solutions, Inc.	1,802,802	282,697,382
MSCI, Inc.	882,245	314,767,371
Mylan NV(a)	5,410,517	80,237,967
Nasdaq, Inc.	1,210,141	148,496,402
National Oilwell Varco, Inc.	4,020,349	36,424,362
NetApp, Inc.	2,410,320	105,668,429
Netflix, Inc.(a)	4,652,610	2,326,444,578
Newell Brands, Inc.	4,007,358	68,766,263
Newmont Corp.	8,490,725	538,736,501
News Corp. Class A	3,939,419	55,230,654
News Corp. Class B	1,299,871	18,172,197
NextEra Energy, Inc.	5,164,648	1,433,499,699
Nielsen Holdings PLC	3,689,286	52,314,075
NIKE, Inc. Class B	13,101,778	1,644,797,210
NiSource, Inc.	3,900,149	85,803,278
Noble Energy, Inc.	5,072,345	43,368,550
Norfolk Southern Corp.	2,690,825	575,809,642
Northern Trust Corp.	2,194,846	171,132,143
Northrop Grumman Corp.	1,635,376	515,944,774
NortonLifeLock, Inc.	6,233,683	129,909,954
Norwegian Cruise Line Holdings, Ltd.(a)	2,708,472	46,341,956
NRG Energy, Inc.	2,667,401	81,995,907
Nucor Corp.	3,188,451	143,033,912
NVIDIA Corp.	6,507,363	3,521,915,003
NVR, Inc.(a)	36,748	150,046,494

Common Stocks	Shares	Value

O’Reilly Automotive, Inc.(a)	784,941	$361,920,596
Occidental Petroleum Corp.	8,829,623	88,384,526
Old Dominion Freight Line, Inc.	1,004,922	181,810,488
Omnicom Group, Inc.	2,291,533	113,430,884
ONEOK, Inc.	4,685,190	121,721,236
Oracle Corp.	20,391,186	1,217,353,804
Otis Worldwide Corp.	4,265,150	266,230,663
PACCAR, Inc.	3,623,657	309,025,469
Packaging Corp. of America	991,809	108,156,771
Parker-Hannifin Corp.	1,350,598	273,279,999
Paychex, Inc.	3,351,910	267,381,861
Paycom Software, Inc.(a)	516,232	160,703,022
PayPal Holdings, Inc.(a)	12,375,466	2,438,338,066
Pentair PLC	1,771,049	81,060,913
People’s United Financial, Inc.	4,690,855	48,362,715
PepsiCo, Inc.	14,604,461	2,024,178,295
PerkinElmer, Inc.	1,162,246	145,873,495
Perrigo Co. PLC	1,433,588	65,816,025
Pfizer, Inc.	58,610,850	2,151,018,195
Philip Morris International, Inc.	16,425,509	1,231,748,920
Phillips 66	4,618,198	239,407,384
Pinnacle West Capital Corp.	1,181,717	88,097,002
Pioneer Natural Resources Co.	1,747,327	150,252,649
PNC Financial Services Group, Inc.	4,488,450	493,325,540
PPG Industries, Inc.	2,485,871	303,475,132
PPL Corp.	8,096,914	220,317,030
Principal Financial Group, Inc.	2,722,750	109,645,143
Procter & Gamble Co.	26,259,079	3,649,749,390
Progressive Corp.	6,156,208	582,808,211
Prologis, Inc. REIT	7,768,288	781,645,139
Prudential Financial, Inc.	4,166,368	264,647,695
Public Service Enterprise Group, Inc.	5,293,930	290,689,696
Public Storage REIT	1,604,163	357,279,183
PulteGroup, Inc.	2,828,676	130,939,412
PVH Corp.	779,951	46,516,278
Qorvo, Inc.(a)	1,225,386	158,087,048
QUALCOMM, Inc.	11,900,451	1,400,445,074
Quanta Services, Inc.	1,497,404	79,152,775
Quest Diagnostics, Inc.	1,398,793	160,147,811
Ralph Lauren Corp.	524,731	35,665,966

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2020

Common Stocks	Shares	Value

Raymond James Financial, Inc.	1,302,404	$94,762,915
Raytheon Technologies Corp.	16,113,004	927,142,250
Realty Income Corp. REIT	3,616,042	219,674,552
Regency Centers Corp. REIT	1,663,820	63,258,436
Regeneron Pharmaceuticals, Inc.(a)	1,102,617	617,222,944
Regions Financial Corp.	10,184,845	117,431,263
Republic Services, Inc.	2,216,643	206,923,624
ResMed, Inc.	1,501,173	257,346,087
Robert Half International, Inc.	1,238,832	65,583,766
Rockwell Automation, Inc.	1,214,850	268,093,098
Rollins, Inc.	1,481,750	80,296,033
Roper Technologies, Inc.	1,092,965	431,841,401
Ross Stores, Inc.	3,758,560	350,748,819
Royal Caribbean Cruises, Ltd.	1,879,323	121,648,578
S&P Global, Inc.	2,548,457	918,973,594
salesforce.com, Inc.(a)	9,598,180	2,412,214,598
SBA Communications Corp. REIT	1,184,763	377,323,320
Schlumberger NV	14,564,316	226,620,757
Seagate Technology PLC	2,354,089	115,985,965
Sealed Air Corp.	1,644,626	63,827,935
Sempra Energy	3,050,905	361,105,116
ServiceNow, Inc.(a)	2,017,421	978,449,185
Sherwin-Williams Co.	864,347	602,225,129
Simon Property Group, Inc. REIT	3,237,213	209,382,937
Skyworks Solutions, Inc.	1,764,586	256,747,263
SL Green Realty Corp. REIT	772,591	35,825,045
Snap-on, Inc.	577,105	84,909,459
Southern Co.	11,171,352	605,710,705
Southwest Airlines Co.	6,221,547	233,308,013
Stanley Black & Decker, Inc.	1,684,221	273,180,646
Starbucks Corp.	12,357,519	1,061,758,032
State Street Corp.(c)	3,723,303	220,903,567
STERIS PLC	895,113	157,709,959
Stryker Corp.	3,446,845	718,219,093
SVB Financial Group(a)	544,757	131,079,429
Synchrony Financial	5,680,312	148,653,765
Synopsys, Inc.(a)	1,595,211	341,343,250

Common Stocks	Shares	Value

Sysco Corp.	5,365,038	$333,812,664
T Rowe Price Group, Inc.	2,407,563	308,697,728
T-Mobile US, Inc.(a)	6,155,317	703,922,052
Take-Two Interactive Software, Inc.(a)	1,177,178	194,493,349
Tapestry, Inc.	2,910,756	45,495,116
Target Corp.	5,288,076	832,448,924
TE Connectivity, Ltd.	3,481,184	340,250,924
TechnipFMC PLC	4,424,614	27,919,314
Teledyne Technologies, Inc.(a)	387,922	120,337,284
Teleflex, Inc.	485,825	165,384,547
Teradyne, Inc.	1,751,200	139,150,352
Texas Instruments, Inc.	9,660,737	1,379,456,636
Textron, Inc.	2,425,537	87,537,630
Thermo Fisher Scientific, Inc.	4,178,147	1,844,735,463
Tiffany & Co.	1,129,455	130,847,362
TJX Cos., Inc.	12,668,706	705,013,489
Tractor Supply Co.	1,245,905	178,588,023
Trane Technologies PLC	2,527,146	306,416,453
TransDigm Group, Inc.	571,573	271,565,764
Travelers Cos., Inc.	2,674,019	289,302,116
Truist Financial Corp.	14,255,378	542,417,133
Twitter, Inc.(a)	8,299,573	369,330,999
Tyler Technologies, Inc.(a)	420,624	146,612,701
Tyson Foods, Inc. Class A	3,105,246	184,700,032
UDR, Inc. REIT	3,085,906	100,631,395
Ulta Beauty, Inc.(a)	603,760	135,230,165
Under Armour, Inc. Class A(a)	1,911,701	21,468,402
Under Armour, Inc. Class C(a)	2,039,247	20,066,190
Union Pacific Corp.	7,160,094	1,409,607,706
United Continental Holdings, Inc.(a)	3,069,080	106,650,530
United Parcel Service, Inc. Class B	7,448,653	1,241,169,049
United Rentals, Inc.(a)	762,114	132,988,893
UnitedHealth Group, Inc.	10,033,002	3,127,989,034
Universal Health Services, Inc. Class B	845,397	90,474,387
Unum Group	2,199,585	37,019,016
US Bancorp	14,501,412	519,875,620
Valero Energy Corp.	4,318,317	187,069,492
Varian Medical Systems, Inc.(a)	957,125	164,625,500
Ventas, Inc. REIT	3,888,768	163,172,705
VeriSign, Inc.(a)	1,065,936	218,356,990

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2020

Common Stocks	Shares	Value

Verisk Analytics, Inc.	1,717,617	$318,291,606
Verizon Communications, Inc.	43,645,917	2,596,495,602
Vertex Pharmaceuticals, Inc.(a)	2,742,614	746,320,122
VF Corp.	3,373,154	236,964,069
ViacomCBS, Inc. Class B	5,946,378	166,558,048
Visa, Inc. Class A	17,783,017	3,556,069,910
Vornado Realty Trust REIT	1,669,509	56,279,148
Vulcan Materials Co.	1,390,418	188,457,256
W.W. Grainger, Inc.	474,668	169,347,302
Walgreens Boots Alliance, Inc.	7,586,065	272,491,455
Walmart, Inc.	14,645,456	2,049,045,749
Walt Disney Co.	19,059,998	2,364,964,552
Waste Management, Inc.	4,104,025	464,452,509
Waters Corp.(a)	654,759	128,123,241
WEC Energy Group, Inc.	3,302,718	320,033,374
Wells Fargo & Co.	43,455,998	1,021,650,513
Welltower, Inc. REIT	4,416,688	243,315,342
West Pharmaceutical Services, Inc.	778,548	214,022,845
Western Digital Corp.	3,082,673	112,671,698
Western Union Co.	4,412,516	94,560,218
Westinghouse Air Brake Technologies Corp.	1,920,281	118,826,988
WestRock Co.	2,697,249	93,702,430
Weyerhaeuser Co. REIT	7,800,537	222,471,315

Common Stocks	Shares	Value

Whirlpool Corp.	660,052	$121,376,962
Williams Cos., Inc.	12,682,266	249,206,527
Willis Towers Watson PLC	1,352,519	282,433,018
WR Berkley Corp.	1,525,888	93,308,051
Wynn Resorts, Ltd.	1,014,074	72,820,654
Xcel Energy, Inc.	5,513,725	380,502,162
Xerox Holdings Corp.	1,956,858	36,730,225
Xilinx, Inc.	2,572,415	268,148,540
Xylem, Inc.	1,883,048	158,401,998
Yum! Brands, Inc.	3,180,510	290,380,563
Zebra Technologies Corp. Class A(a)	569,616	143,805,255
Zimmer Biomet Holdings, Inc.	2,163,961	294,601,651
Zions Bancorp	1,799,572	52,583,494
Zoetis, Inc.	5,008,301	828,222,736

Total Common Stocks (Cost $300,333,831,944)		$293,908,088,428

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of September 30, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$293,908,088,428	$—	$—	$293,908,088,428

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Schedule of Investments (continued)

September 30, 2020

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2020 and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
Intercontinental Exchange, Inc.	6,242,458	$575,991,600	$463,777,200	$495,760,156	$81,705,831	$(33,434,083)	5,919,844	$592,280,392	$7,142,148
State Street Corp.	4,139,924	245,042,102	207,335,595	235,008,095	(10,242,660)	13,776,625	3,723,303	220,903,567	8,172,611

TOTAL		$821,033,702	$671,112,795	$730,768,251	$71,463,171	$(19,657,458)		$813,183,959	$15,314,759

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Portfolio Statistics

September 30, 2020

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2020*

INDUSTRY	% OF NET ASSETS
Software	9.6%
Technology Hardware, Storage & Peripherals	6.8
Interactive Media & Services	5.9
Internet & Catalog Retail	5.9
IT Services	5.5
Semiconductors & Semiconductor Equipment	5.1
Pharmaceuticals	4.2
Health Care Equipment & Supplies	4.0
Banks	3.3
Capital Markets	2.7
Equity Real Estate Investment Trusts (REITs)	2.7
Health Care Providers & Services	2.4
Specialty Retail	2.4
Biotechnology	2.1
Food & Staples Retailing	1.9
Chemicals	1.8
Household Products	1.8
Oil, Gas & Consumable Fuels	1.8
Beverages	1.7
Electric Utilities	1.7
Hotels, Restaurants & Leisure	1.7
Insurance	1.7
Diversified Telecommunication Services	1.6
Machinery	1.6
Aerospace & Defense	1.6
Diversified Financial Services	1.5
Media	1.4
Food Products	1.2
Life Sciences Tools & Services	1.2
Industrial Conglomerates	1.1
Road & Rail	1.1
Multi-Utilities	0.9
Air Freight & Logistics	0.8
Entertainment	0.8
Communications Equipment	0.7
Textiles, Apparel & Luxury Goods	0.7
Tobacco	0.7
Electronic Equipment, Instruments & Components	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Consumer Finance	0.5
Building Products	0.4

INDUSTRY	% OF NET ASSETS
Electrical Equipment	0.4%
Household Durables	0.4
Metals & Mining	0.4
Containers & Packaging	0.3
Professional Services	0.3
Airlines	0.2
Automobiles	0.2
Construction Materials	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.2
Auto Components	0.1
Internet Software & Services	0.1
Distributors	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.1
Water Utilities	0.1
Construction & Engineering	0.0	**
Gas Utilities	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Leisure Equipment & Products	0.0	**
Other Assets in Excess of Liabilities	0.0	**

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statement of Assets and Liabilities

September 30, 2020

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$293,094,904,469
Investments in affiliates of the Trustee and the Sponsor, at value	813,183,959

Total Investments	293,908,088,428
Cash	1,094,750,606
Dividends receivable — unaffiliated issuers (Note 2)	206,099,750
Dividends receivable — affiliated issuers (Note 2)	1,945,598

Total Assets	295,210,884,382

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	166,632
Accrued Trustee expense (Note 3)	13,789,112
Accrued Marketing expense (Note 3)	13,330,495
Distribution payable	1,193,626,401
Accrued expenses and other liabilities	36,466,606

Total Liabilities	1,257,379,246

NET ASSETS	$293,953,505,136

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$310,760,685,731
Total distributable earnings (loss)	$(16,807,180,595)

NET ASSETS	$293,953,505,136

NET ASSET VALUE PER UNIT	$335.21

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	876,932,116

COST OF INVESTMENTS:
Unaffiliated issuers	$299,417,251,578
Affiliates of the Trustee and the Sponsor (Note 3)	916,580,366

Total Cost of Investments	$300,333,831,944

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Operations

	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$5,344,744,140	$5,569,189,037	$4,995,395,848
Dividend income — affiliates of the Trustee and the Sponsor	15,314,759	14,842,022	13,606,086

Total Investment Income	5,360,058,899	5,584,031,059	5,009,001,934

EXPENSES
Trustee expense (Note 3)	156,390,558	129,443,668	143,201,038
S&P license fee (Note 3)	85,102,695	79,275,442	80,322,526
Marketing expense (Note 3)	19,590,285	36,911,835	22,626,082
Legal and audit fees	405,831	605,028	603,472
Other expenses	4,688,948	1,591,672	4,372,847

Total Expenses	266,178,317	247,827,645	251,125,965

NET INVESTMENT INCOME (LOSS)	5,093,880,582	5,336,203,414	4,757,875,969

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,843,848,543)	(1,874,707,476)	(631,225,982)
Investments — affiliates of the Trustee and the Sponsor	(8,520,407)	(2,398,982)	(838,353)
In-kind redemptions — unaffiliated issuers	33,362,317,592	19,405,809,495	37,318,292,156
In-kind redemptions — affiliated issuers	79,983,578	39,060,086	142,784,439

Net realized gain (loss)	30,589,932,220	17,567,763,123	36,829,012,260

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,637,256,785	(13,388,014,704)	(760,564,842)
Investments — affiliates of the Trustee and the Sponsor	(19,657,458)	(33,757,839)	(158,416,456)

Net change in unrealized appreciation/depreciation	4,617,599,327	(13,421,772,543)	(918,981,298)

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,207,531,547	4,145,990,580	35,910,030,962

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$40,301,412,129	$9,482,193,994	$40,667,906,931

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Statements of Changes in Net Assets

	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,093,880,582	$5,336,203,414	$4,757,875,969
Net realized gain (loss)	30,589,932,220	17,567,763,123	36,829,012,260
Net change in unrealized appreciation/depreciation	4,617,599,327	(13,421,772,543)	(918,981,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,301,412,129	9,482,193,994	40,667,906,931

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	(28,962,904)	(53,196,888)	2,991,782

DISTRIBUTIONS TO UNITHOLDERS	(5,149,353,080)	(5,057,184,141)	(4,894,169,793)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	615,842,536,075	487,497,849,720	617,352,015,478
Cost of Units redeemed	(631,300,529,687)	(497,053,054,235)	(617,035,693,780)
Net income equalization (Note 2)	28,962,904	53,196,888	(2,991,782)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(15,429,030,708)	(9,502,007,627)	313,329,916

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	19,694,065,437	(5,130,194,662)	36,090,058,836

NET ASSETS AT BEGINNING OF PERIOD	274,259,439,699	279,389,634,361	243,299,575,525

NET ASSETS AT END OF PERIOD	$293,953,505,136	$274,259,439,699	$279,389,634,361

UNIT TRANSACTIONS:
Units sold	2,081,250,000	1,753,650,000	2,275,100,000
Units redeemed	(2,128,300,000)	(1,791,100,000)	(2,281,850,000)

NET INCREASE (DECREASE)	(47,050,000)	(37,450,000)	(6,750,000)

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18	Year Ended 9/30/17		Year Ended 9/30/16
Net asset value, beginning of period	$296.82	$290.60	$251.30	$216.40		$191.77

Income (loss) from investment operations:
Net investment income (loss)(a)	5.59	5.71	4.86	4.65		4.27
Net realized and unrealized gain (loss)	38.51	6.05	39.46	34.97		24.76

Total from investment operations	44.10	11.76	44.32	39.62		29.03

Net equalization credits and charges(a)	(0.03)	(0.06)	0.00 (b)	0.06		0.02

Less Distributions from:
Net investment income	(5.68)	(5.48)	(5.02)	(4.78)		(4.42)

Net asset value, end of period	$335.21	$296.82	$290.60	$251.30		$216.40

Total return(c)	14.98%	4.11%	17.72%	18.44	%(d)	15.30%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$293,953,505	$274,259,440	$279,389,634	$243,299,576		$197,280,964

Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%	0.10%	0.10%	0.09%		0.11%
Total expenses (excluding Trustee earnings credit)	0.09%	0.10%	0.10%	0.09%		0.11%
Net expenses(e)	0.09%	0.09%	0.09%	0.09%		0.09%
Net investment income (loss)	1.81%	2.03%	1.79%	1.98%		2.07%
Portfolio turnover rate(f)	2%	3%	2%	3%		4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Amount is less than $0.005 per Unit.
(c)

Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(d)

Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per Unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.

(e)	Net of expenses waived by the Trustee.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust

Notes to Financial Statements

September 30, 2020

Note 1 — Organization

SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust have not changed as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trustee in the preparation of the Trust’s financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2020

Note 2 — Summary of Significant Accounting Policies – (continued)

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2020

Note 2 — Summary of Significant Accounting Policies – (continued)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”) quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2020

Note 2 — Summary of Significant Accounting Policies – (continued)

tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trustee has reviewed the Trust’s tax positions for the open tax years as of September 30, 2020 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2020.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the year ended September 30, 2020, the Trustee reclassified $33,442,301,170 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At September 30, 2020, the Trust had capital loss carryforwards that may be utilized to offset any future net realized capital gains as follows:

Non-Expiring – Short Term	$1,128,692,265
Non-Expiring – Long Term	8,196,616,310

At September 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P® 500 ETF Trust	$300,383,553,994	$36,167,065,292	$42,642,530,858	$(6,475,465,566)

The tax character of distributions paid during the years ended September 30, 2020, 2019 and 2018 were as follows:

Distributions paid from:	2020	2019	2018
Ordinary Income	$5,149,353,080	$5,057,184,141	$4,894,169,793

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2020

Note 2 — Summary of Significant Accounting Policies – (continued)

As of September 30, 2020, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $187,219,949 and undistributed capital gain of $0.

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2020:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2020, the Adjustment Amount reduced the Trustee’s fee by $13,211,549. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,942,000 and a Trustee earnings credit of $8,269,549.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2021, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the years ended September 30, 2020, 2019 and 2018. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2020, 2019 and 2018, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the years ended September 30, 2020, 2019 and 2018. The Trust reimbursed the Sponsor for $402,393, $549,533, and $367,362 of legal fees for the years ended September 30, 2020, 2019, and 2018, respectively, which are included in Legal and audit fees on the Statements of Operations.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2020

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2020 are listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2020

Note 4 — Unitholder Transactions – (continued)

that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2020, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $221,857,538,781, $237,279,951,868, $6,761,536,197, and $5,932,024,358, respectively. Net realized gain (loss) on investment transactions in the 2020 Statement of Operations includes net gains resulting from in-kind transactions of $33,442,301,170.

Note 6 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and

SPDR S&P 500® ETF Trust

Notes to Financial Statements (continued)

September 30, 2020

Note 6 — Equity Investing and Market Risk – (continued)

delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments are likely to have exposure to businesses that, as a result of COVID-19, experience a slowdown or temporary suspension in business activities. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

the SPDR S&P 500 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SPDR S&P 500 ETF Trust (the “Trust”) as of September 30, 2020, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2020, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2020 and the financial highlights for each of the five years in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management (the Trustee). Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management (the Trustee), as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

November 24, 2020

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

SPDR S&P 500® ETF Trust

Other Information

September 30, 2020 (Unaudited)

For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

For the fiscal year ended September 30, 2020, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

SPDR S&P 500® ETF Trust

Other Information (continued)

September 30, 2020 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2020

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2020	0	0	0	0	0	0
2019	0	0	0	0	0	0
2018	0	0	0	0	0	0
2017	0	0	0	0	0	0
2016	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	14.98%	92.42%	257.91%
Return Based on Bid/Ask Price	14.87%	92.37%	257.65%
S&P 500® Index	15.15%	93.80%	262.44%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	14.98%	13.99%	13.60%
Return Based on Bid/Ask Price	14.87%	13.98%	13.59%
S&P 500® Index	15.15%	14.15%	13.74%

(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Iron Street

Boston, MA 02210

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRAR